IFRS 15 Income Statement Impact (Detail) € / shares in Units, € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€) € / shares
Consolidated entity [member]
Consolidated income statements [line item]
Revenue	€ 184,721
Cost of sales	(82,299)
Gross profit	102,422
Research and development expenses	(22,416)
Sales and marketing expenses	(46,303)
General and administrative expenses	(32,310)
Net other operating income / (expenses)	3,771
Operating (loss) profit	5,164
Financial expenses	(4,864)
Financial income	3,627
Share in loss of joint venture	(475)
(Loss) profit before taxes	3,452
Income taxes	(425)
Net (loss) profit of the year	3,027
Net (loss) profit attributable to:
The owners of the parent	€ 3,027
Basic | € / shares	€ 0.06
Diluted | € / shares	€ 0.06
CatchUpAdjustments [Member]
Consolidated income statements [line item]
Revenue	€ (410)
Cost of sales	0
Gross profit	(410)
Research and development expenses	0
Sales and marketing expenses	0
General and administrative expenses	0
Net other operating income / (expenses)	0
Operating (loss) profit	(410)
Financial expenses	0
Financial income	0
Share in loss of joint venture	0
(Loss) profit before taxes	(410)
Income taxes	0
Net (loss) profit of the year	(410)
Net (loss) profit attributable to:
The owners of the parent	(410)
Amounts without adoption of IFRS 15 [Member]
Consolidated income statements [line item]
Revenue	184,311
Cost of sales	(82,299)
Gross profit	102,012
Research and development expenses	(22,416)
Sales and marketing expenses	(46,303)
General and administrative expenses	(32,310)
Net other operating income / (expenses)	3,771
Operating (loss) profit	4,754
Financial expenses	(4,864)
Financial income	3,627
Share in loss of joint venture	(475)
(Loss) profit before taxes	3,042
Income taxes	(425)
Net (loss) profit of the year	2,617
Net (loss) profit attributable to:
The owners of the parent	€ 2,617
Basic | € / shares	€ 0.05
Diluted | € / shares	€ 0.05